Accounting policies - Assumed contingent obligation related to the business combinations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2006
Disclosure of detailed information about business combination [line items]
Payments of lease liabilities, classified as financing activities	£ 426
Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Effective interest rate		12.00%